Convertible Promissory Notes (Details Narrative)	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)	Jun. 15, 2018 USD ($)	Jun. 01, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($)	Jan. 15, 2018 USD ($)	Dec. 15, 2017 USD ($)	Nov. 14, 2017 USD ($)	Nov. 08, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2017 USD ($)	Oct. 23, 2017 USD ($)	Oct. 20, 2017 USD ($)	Jul. 26, 2017 USD ($)	Jul. 11, 2017 USD ($)	Jun. 01, 2017 USD ($)	Feb. 01, 2017 USD ($)
Reserve Quantities [Line Items]
Interest payment					$ 12,812
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Principal Amount										$ 1,000,000	$ 1,000,000	$ 550,000		$ 300,000
Accrued at a rate											25.00%	50.00%		50.00%
Monthly installments										$ 20,833			$ 5,630	$ 12,500						$ 4,778
Interest payment	$ 15,000	$ 33,842
Outstanding principal amount												$ 10,000
Repayment of principal amount		275,000
Accrued interest		127,915																	$ 13,185
Gross monthly compensation		10,000
Unpaid interest								$ 25,000
Grown Rogue Unlimited LLC [Member] | Description of unit
Reserve Quantities [Line Items]
Accrued interest		105,556
Debt Amount		500,000
Grown Rogue Unlimited LLC [Member] | Warrants issued
Reserve Quantities [Line Items]
Principal Amount																	$ 50,000	$ 100,000				$ 100,000
Accrued at a rate																	50.00%	50.00%				15.00%
Accrued interest		26,219							$ 6,458						$ 11,209
Grown Rogue Unlimited LLC [Member] | Fair value of derivative warrant liabilities
Reserve Quantities [Line Items]
Principal Amount						$ 100,000																$ 100,000
Accrued at a rate																						15.00%
Accrued interest		22,438														$ 11,209
Unpaid interest						$ 20,465
Grown Rogue Unlimited LLC [Member] | DerivativeWarrantLiabilitieAverageExercisePriceExpired
Reserve Quantities [Line Items]
Principal Amount		10,000,000					$ 637,775									15,000,000					$ 637,775
Accrued at a rate																					25.00%
Monthly installments							30,000														$ 30,000
Accrued interest							922									$ 65,816
Unpaid interest							146,157
Grown Rogue Unlimited LLC [Member] | Consultant [Member]
Reserve Quantities [Line Items]
Convertible debt		15,000,000
Grown Rogue Unlimited LLC [Member] | Debt Settlement Agreements [Member]
Reserve Quantities [Line Items]
Principal Amount							$ 300,000
Convertible debt		$ 18,000,000
Grown Rogue Unlimited LLC [Member] | Shares issued as anti-dilution provision (Note 11 b (iv))
Reserve Quantities [Line Items]
Principal Amount																			$ 100,000
Accrued at a rate																			50.00%
Accrued interest																			$ 140,000
Convertible promissory notes description																			The holder of the convertible promissory note has the unrestricted right, at the holder’s option to convert a maximum of $125,000 of the outstanding balances into common units of the Company at a price per unit agreed upon by the Company and the holder, or if a conversion price per unit cannot be agreed upon, the price per unit will be determined by appraisal. The right to convert may be exercised after the extended maturity date of the convertible promissory note. The number of common shares into which the convertible promissory notes may or will be converted shall be determined by dividing the unpaid principal balance, together with all accrued and unpaid interest thereon, by the conversion price. On January 31, 2018, $50,000 of the outstanding principal was repaid and the remaining principal of $50,000 was extended to August 1, 2018. In addition, $25,000 of accrued and unpaid interest was converted into common units of the Company as described in note 14(xii). On August 1, 2018, the holder of the convertible promissory note accepted a new convertible promissory note in the amount of $57,500 in exchange for the current note and $7,500 of accrued interest. The new convertible promissory note has a maturity date to August 1, 2019, with interest at 12.5% per annum, payable monthly. As at October 31, 2018, accrued interest of $1,197 (2017 - $13,185) was incurred.
Grown Rogue Unlimited LLC [Member] | Stock options cancelled (Note 11 e)
Reserve Quantities [Line Items]
Principal Amount																			$ 100,000
Accrued at a rate																			50.00%
Convertible promissory notes description																			The holder of the convertible promissory note has the unrestricted right, at the holder’s option to convert a maximum of $125,000 of the outstanding balances into common units of the Company at a price per unit agreed upon by the Company and the holder, or if a conversion price per unit cannot be agreed upon, the price per unit will be determined by appraisal. The right to convert may be exercised after the extended maturity date of the convertible promissory note. The number of common shares into which the convertible promissory notes may or will be converted shall be determined by dividing the unpaid principal balance, together with all accrued and unpaid interest thereon, by the conversion price. As at October 31, 2017, accrued interest of $13,185 was incurred. On January 31, 2018, the principal of $100,000 and unpaid interest of $25,000 were converted into 89.8 common units of the Company as described in note 14(x)(iii).